Annual Total Returns - BLACKROCK INTERNATIONAL DIVIDEND FUND (Class K) [BarChart] - Class K - BLACKROCK INTERNATIONAL DIVIDEND FUND - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	11.67%
Annual Return 2011	(14.16%)
Annual Return 2012	18.38%
Annual Return 2013	22.50%
Annual Return 2014	(11.15%)
Annual Return 2015	(0.66%)
Annual Return 2016	0.85%
Annual Return 2017	16.71%
Annual Return 2018	(13.01%)
Annual Return 2019	23.78%